CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Non-controlling Interest	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2014	$ 151,622		$ 165,857	$ (14,425)	$ 103	$ 87
Beginning Balance (in shares) at Dec. 31, 2014		46,426,714
Cumulative effect of adoption of ASC 606	(2,270)			(2,270)
Issuance of restricted stock units	1,488		1,488
Issuance of restricted stock units (in shares)		17,980
Acquisition of non-controlling interest	3,449		3,552		$ (103)
Acquisition of non-controlling interest (in shares)		373,135
Net income	114,246			114,246
Other comprehensive income	$ (75)					(75)
Exercise of stock options (in shares)	0
Ending Balance at Dec. 31, 2015	$ 268,460		170,897	97,551		12
Ending Balance (in shares) at Dec. 31, 2015		46,817,829
Issuance of restricted stock units	3,341		3,341
Issuance of restricted stock units (in shares)		217,997
Net income	24,527			24,527
Exercise of stock options	$ 385		385
Exercise of stock options (in shares)	132,900	132,900
Shares withheld related to net share settlement of stock awards	$ (744)		(744)
Shares withheld related to net share settlement of stock awards (in shares)		(62,982)
Ending Balance at Dec. 31, 2016	295,969		173,879	122,078		12
Ending Balance (in shares) at Dec. 31, 2016		47,105,744
Isle common stock exchanged at merger	574,811		574,811
Isle common stock exchanged at merger (in shares)		28,468,182
Issuance of restricted stock units	6,322		6,322
Issuance of restricted stock units (in shares)		1,070,552
Other	(487)			(487)
Net income	73,380			73,380
Other comprehensive income	67					67
Exercise of stock options	$ 2,900		2,900
Exercise of stock options (in shares)	1,185,745	1,185,745
Shares withheld related to net share settlement of stock awards	$ (11,365)		(11,365)
Shares withheld related to net share settlement of stock awards (in shares)		(1,004,257)
Ending Balance at Dec. 31, 2017	$ 941,597		$ 746,547	$ 194,971		$ 79
Ending Balance (in shares) at Dec. 31, 2017		76,825,966